Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 14, 2012
New World Fund (Prospectus Summary) | New World Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NEW WORLD FUND R
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and
		expenses were reflected, expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate
		was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in
Class 4 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses
		shown would be higher.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation.
The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated
Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive
		investment opportunities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets.
Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN SMALL COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity
		or person.
Risk Lose Money [Text]	rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	INVESTMENT RESULTS
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses
		were included, results would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns.	[1]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund's average annual total returns for various periods compare with different
		broad measures of market performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The fund's highest/lowest quarterly results during this time period were: HIGHEST 23.85% (quarter ended June 30, 2009) LOWEST -22.32% (quarter ended December 31, 2008)
Caption	rr_AverageAnnualReturnCaption	For periods ended December 31, 2011: AVERAGE ANNUAL TOTAL RETURNS
New World Fund (Prospectus Summary) | New World Fund | MSCI All Country World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.86%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.41%)	[1]
10 Years	rr_AverageAnnualReturnYear10	4.76%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 1999
New World Fund (Prospectus Summary) | New World Fund | MSCI Emerging Markets Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.17%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.70%	[1]
10 Years	rr_AverageAnnualReturnYear10	14.20%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 1999
New World Fund (Prospectus Summary) | New World Fund | Class 4
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Annual Return 2002	rr_AnnualReturn2002	(5.92%)
Annual Return 2003	rr_AnnualReturn2003	38.86%
Annual Return 2004	rr_AnnualReturn2004	18.48%
Annual Return 2005	rr_AnnualReturn2005	20.50%
Annual Return 2006	rr_AnnualReturn2006	32.22%
Annual Return 2007	rr_AnnualReturn2007	31.88%
Annual Return 2008	rr_AnnualReturn2008	(42.49%)
Annual Return 2009	rr_AnnualReturn2009	49.21%
Annual Return 2010	rr_AnnualReturn2010	17.60%
Annual Return 2011	rr_AnnualReturn2011	(14.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.32%)
Label	rr_AverageAnnualReturnLabel	NEW WORLD FUND
1 Year	rr_AverageAnnualReturnYear01	(14.18%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.69%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.91%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 1999

[1]	Lifetime results are from June 17, 1999, the date the fund began investment operations. Class 4 shares are expected to begin operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the "Plans of distribution" section of this prospectus and .25% of which is described in the "Fund expenses" section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.